Institutional, P, D Prospectus | AllianzGI U.S. Emerging Growth Fund
AllianzGI U.S. Emerging Growth Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 24, 2014 to the

Statutory Prospectuses for Institutional Class and Class A, Class C, Class D, Class P and Class R Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2013 (as revised January 16, 2014)

Disclosure Relating to AllianzGI U.S. Emerging Growth Fund

Within the Fund Summary relating to the Fund, the first three sentences in the subsection entitled “Principal Investment Strategies” will be deleted and replaced in their entirety with the following:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies with smaller market capitalizations. The Fund currently defines “U.S. companies” as those companies that (i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or (iii) maintain at least 50% of their assets in the U.S. The Fund currently considers “smaller market capitalization” companies to be companies with market capitalizations that are below the highest market capitalization of companies represented in the Russell 2000 Growth Index (approximately $5.4 billion as of November 29, 2013). The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the smaller market capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of smaller market capitalization companies at any given time.

Please retain this Supplement for future reference.